Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	Mirae Asset Discovery Funds
Central Index Key	0001489215
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 28, 2014
Prospectus Date	Aug. 28, 2014